Expected credit loss measurement - ECL for the period (Narrative) (Detail 2)		3 Months Ended
	Jan. 01, 2018	Jun. 30, 2018	Mar. 31, 2018
Disclosure Of Provision Matrix [Line Items]
Number of economic scenarios in ECL calculation	4	4	4
Upside ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	20.00%	20.00%	20.00%
Baseline ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	42.50%	42.50%	42.50%
Mild downside ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	30.00%	30.00%	30.00%
Severe downside ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	7.50%	7.50%	7.50%